Investment Objectives and Goals	Jun. 30, 2026
Hoya Capital Housing ETF
Prospectus [Line Items]
Risk/Return [Heading]	Hoya Capital Housing ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hoya Capital Housing ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Hoya Capital Housing 100TM Index (the “Index”).
Hoya Capital High Dividend Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Hoya Capital High Dividend Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hoya Capital High Dividend Yield ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Hoya Capital High Dividend Yield Index (the “Index”).